Significant accounting policies - Share-Based Payments (Details) - type		12 Months Ended
	Jul. 05, 2018	Mar. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Types of stock options		2
Service-Vested Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		5 years
Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	4 years